Investment Portfolioas of September 30, 2023 (Unaudited)
DWS Equity 500 Index Fund
DWS Equity 500 Index Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2023, the Fund owned approximately 24% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.
	Shares	Value ($)

Common Stocks 98.9%
Communication Services 8.8%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	285,277	4,284,860
Verizon Communications, Inc.	167,782	5,437,815
		9,722,675
Entertainment 1.3%
Activision Blizzard, Inc.	28,524	2,670,702
Electronic Arts, Inc.	9,829	1,183,412
Live Nation Entertainment, Inc.*	5,613	466,103
Netflix, Inc.*	17,683	6,677,101
Take-Two Interactive Software, Inc.*	6,329	888,528
Walt Disney Co.*	73,078	5,922,972
Warner Bros Discovery, Inc.*	88,393	959,948
		18,768,766
Interactive Media & Services 5.8%
Alphabet, Inc. "A"*	236,741	30,979,927
Alphabet, Inc. "C"*	201,336	26,546,152
Match Group, Inc.*	10,825	424,069
Meta Platforms, Inc. "A"*	88,678	26,622,023
		84,572,171
Media 0.8%
Charter Communications, Inc. "A"*	4,061	1,786,109
Comcast Corp. "A"	164,253	7,282,978
Fox Corp. "A"	10,373	323,638
Fox Corp. "B"	5,196	150,061
Interpublic Group of Companies, Inc.	15,212	435,976
News Corp. "A"	15,257	306,055
News Corp. "B"	4,685	97,776
Omnicom Group, Inc.	7,856	585,115
Paramount Global "B"	18,236	235,244
		11,202,952
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.*	20,662	2,893,713
Consumer Discretionary 10.5%
Automobile Components 0.1%
Aptiv PLC*	11,297	1,113,771
BorgWarner, Inc.	9,570	386,341
		1,500,112
Automobiles 2.2%
Ford Motor Co.	156,504	1,943,780

General Motors Co.	54,922	1,810,778
Tesla, Inc.*	110,170	27,566,738
		31,321,296
Broadline Retail 3.3%
Amazon.com, Inc.*	362,266	46,051,254
eBay, Inc.	21,208	935,061
Etsy, Inc.*	4,804	310,242
		47,296,557
Distributors 0.1%
Genuine Parts Co.	5,590	807,084
LKQ Corp.	10,488	519,261
Pool Corp.	1,583	563,706
		1,890,051
Hotels, Restaurants & Leisure 2.1%
Airbnb, Inc. "A"*	17,021	2,335,451
Booking Holdings, Inc.*	1,424	4,391,545
Caesars Entertainment, Inc.*	8,393	389,016
Carnival Corp.*	39,700	544,684
Chipotle Mexican Grill, Inc.*	1,098	2,011,349
Darden Restaurants, Inc.	4,797	687,026
Domino's Pizza, Inc.	1,399	529,927
Expedia Group, Inc.*	5,522	569,153
Hilton Worldwide Holdings, Inc.	10,428	1,566,077
Las Vegas Sands Corp.	13,073	599,266
Marriott International, Inc. "A"	10,013	1,968,155
McDonald's Corp.	29,068	7,657,674
MGM Resorts International*	11,394	418,844
Norwegian Cruise Line Holdings Ltd.*	17,097	281,759
Royal Caribbean Cruises Ltd.*	9,421	868,051
Starbucks Corp.	45,704	4,171,404
Wynn Resorts Ltd.	3,886	359,105
Yum! Brands, Inc.	11,211	1,400,702
		30,749,188
Household Durables 0.3%
D.R. Horton, Inc.	12,126	1,303,181
Garmin Ltd.	6,111	642,877
Lennar Corp. "A"	10,136	1,137,563
Mohawk Industries, Inc.*	2,044	175,396
NVR, Inc.*	129	769,266
PulteGroup, Inc.	8,828	653,713
Whirlpool Corp.	2,161	288,926
		4,970,922
Leisure Products 0.0%
Hasbro, Inc.	5,312	351,336
Specialty Retail 2.0%
AutoZone, Inc.*	725	1,841,493
Bath & Body Works, Inc.	8,726	294,939
Best Buy Co., Inc.	7,700	534,919
CarMax, Inc.*	6,463	457,128
Home Depot, Inc.	40,110	12,119,637
Lowe's Companies, Inc.	23,382	4,859,715
O'Reilly Automotive, Inc.*	2,410	2,190,353
Ross Stores, Inc.	13,621	1,538,492
TJX Companies, Inc.	45,891	4,078,792

Tractor Supply Co.	4,360	885,298
Ulta Beauty, Inc.*	1,990	794,905
		29,595,671
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc. "B"	48,906	4,676,392
Ralph Lauren Corp.	1,572	182,493
Tapestry, Inc.	8,926	256,623
VF Corp.	13,638	240,983
		5,356,491
Consumer Staples 6.5%
Beverages 1.6%
Brown-Forman Corp. "B"	7,170	413,637
Coca-Cola Co.	155,398	8,699,180
Constellation Brands, Inc. "A"	6,445	1,619,822
Keurig Dr Pepper, Inc.	40,249	1,270,661
Molson Coors Beverage Co. "B"	7,381	469,358
Monster Beverage Corp.*	29,732	1,574,309
PepsiCo, Inc.	54,909	9,303,781
		23,350,748
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	17,686	9,991,882
Dollar General Corp.	8,812	932,310
Dollar Tree, Inc.*	8,347	888,538
Kroger Co.	26,231	1,173,837
Sysco Corp.	20,274	1,339,098
Target Corp.	18,372	2,031,392
Walgreens Boots Alliance, Inc.	28,391	631,416
Walmart, Inc.	56,952	9,108,333
		26,096,806
Food Products 1.0%
Archer-Daniels-Midland Co.	21,423	1,615,723
Bunge Ltd.	5,969	646,144
Campbell Soup Co.	7,712	316,809
Conagra Brands, Inc.	18,814	515,880
General Mills, Inc.	23,420	1,498,646
Hormel Foods Corp.	11,296	429,587
Kellogg Co.	10,569	628,961
Kraft Heinz Co.	31,815	1,070,257
Lamb Weston Holdings, Inc.	5,692	526,282
McCormick & Co., Inc.	10,038	759,274
Mondelez International, Inc. "A"	54,414	3,776,332
The Hershey Co.	6,019	1,204,281
The J.M. Smucker Co.	4,094	503,194
Tyson Foods, Inc. "A"	11,327	571,900
		14,063,270
Household Products 1.3%
Church & Dwight Co., Inc.	9,722	890,827
Clorox Co.	4,931	646,257
Colgate-Palmolive Co.	32,988	2,345,777
Kimberly-Clark Corp.	13,526	1,634,617
Procter & Gamble Co.	94,084	13,723,092
		19,240,570

Personal Care Products 0.2%
Estee Lauder Companies, Inc. "A"	9,160	1,324,078
Kenvue, Inc.	68,496	1,375,400
		2,699,478
Tobacco 0.6%
Altria Group, Inc.	70,775	2,976,089
Philip Morris International, Inc.	61,940	5,734,405
		8,710,494
Energy 4.7%
Energy Equipment & Services 0.4%
Baker Hughes Co.	40,192	1,419,581
Halliburton Co.	36,006	1,458,243
Schlumberger NV	56,599	3,299,722
		6,177,546
Oil, Gas & Consumable Fuels 4.3%
APA Corp.	12,571	516,668
Chevron Corp.	70,766	11,932,563
ConocoPhillips	47,731	5,718,174
Coterra Energy, Inc.	30,104	814,313
Devon Energy Corp.	25,578	1,220,071
Diamondback Energy, Inc.	7,128	1,103,985
EOG Resources, Inc.	23,205	2,941,466
EQT Corp.	14,437	585,853
Exxon Mobil Corp.	159,680	18,775,174
Hess Corp.	11,084	1,695,852
Kinder Morgan, Inc.	77,292	1,281,501
Marathon Oil Corp.	24,053	643,418
Marathon Petroleum Corp.	15,949	2,413,722
Occidental Petroleum Corp.	26,445	1,715,751
ONEOK, Inc.	23,232	1,473,606
Phillips 66	17,760	2,133,864
Pioneer Natural Resources Co.	9,293	2,133,208
Targa Resources Corp.	8,965	768,480
Valero Energy Corp.	14,085	1,995,985
Williams Companies, Inc.	48,771	1,643,095
		61,506,749
Financials 12.7%
Banks 3.0%
Bank of America Corp.	275,786	7,551,021
Citigroup, Inc.	76,811	3,159,236
Citizens Financial Group, Inc.	19,016	509,629
Comerica, Inc.	5,344	222,043
Fifth Third Bancorp.	27,247	690,167
Huntington Bancshares, Inc.	57,158	594,443
JPMorgan Chase & Co.	115,929	16,812,024
KeyCorp.	37,782	406,534
M&T Bank Corp.	6,574	831,282
PNC Financial Services Group, Inc.	15,808	1,940,748
Regions Financial Corp.	37,053	637,312
Truist Financial Corp.	53,332	1,525,829
U.S. Bancorp.	62,184	2,055,803
Wells Fargo & Co.	145,922	5,962,373
Zions Bancorp. NA	6,023	210,142
		43,108,586

Capital Markets 2.8%
Ameriprise Financial, Inc.	4,092	1,349,051
Bank of New York Mellon Corp.	31,008	1,322,491
BlackRock, Inc.	5,596	3,617,758
Blackstone, Inc.	28,309	3,033,026
Cboe Global Markets, Inc.	4,193	654,989
Charles Schwab Corp.	59,329	3,257,162
CME Group, Inc.	14,344	2,871,956
FactSet Research Systems, Inc.	1,512	661,137
Franklin Resources, Inc.	11,385	279,843
Intercontinental Exchange, Inc.	22,797	2,508,126
Invesco Ltd.	18,468	268,155
MarketAxess Holdings, Inc.	1,531	327,083
Moody's Corp.	6,334	2,002,621
Morgan Stanley	50,870	4,154,553
MSCI, Inc.	3,152	1,617,228
Nasdaq, Inc.	13,506	656,257
Northern Trust Corp.	8,251	573,279
Raymond James Financial, Inc.	7,499	753,125
S&P Global, Inc.	12,979	4,742,656
State Street Corp.	12,716	851,463
T. Rowe Price Group, Inc.	8,950	938,587
The Goldman Sachs Group, Inc.	13,144	4,253,004
		40,693,550
Consumer Finance 0.4%
American Express Co.	23,207	3,462,252
Capital One Financial Corp.	15,309	1,485,739
Discover Financial Services	9,983	864,827
Synchrony Financial	16,717	511,039
		6,323,857
Financial Services 4.3%
Berkshire Hathaway, Inc. "B"*	72,741	25,481,172
Fidelity National Information Services, Inc.	23,668	1,308,130
Fiserv, Inc.*	24,339	2,749,334
FleetCor Technologies, Inc.*	2,956	754,785
Global Payments, Inc.	10,434	1,203,979
Jack Henry & Associates, Inc.	2,853	431,203
Mastercard, Inc. "A"	33,187	13,139,065
PayPal Holdings, Inc.*	43,835	2,562,594
Visa, Inc. "A"	64,100	14,743,641
		62,373,903
Insurance 2.2%
Aflac, Inc.	21,524	1,651,967
Allstate Corp.	10,485	1,168,134
American International Group, Inc.	28,397	1,720,858
Aon PLC "A"	8,078	2,619,049
Arch Capital Group Ltd.*	14,846	1,183,375
Arthur J. Gallagher & Co.	8,588	1,957,463
Assurant, Inc.	2,160	310,133
Brown & Brown, Inc.	9,365	654,052
Chubb Ltd.	16,348	3,403,327
Cincinnati Financial Corp.	6,252	639,517
Everest Group Ltd.	1,770	657,856
Globe Life, Inc.	3,425	372,400
Hartford Financial Services Group, Inc.	12,150	861,556
Loews Corp.	7,559	478,560
Marsh & McLennan Companies, Inc.	19,659	3,741,108

MetLife, Inc.	25,167	1,583,256
Principal Financial Group, Inc.	8,927	643,369
Progressive Corp.	23,336	3,250,705
Prudential Financial, Inc.	14,581	1,383,591
Travelers Companies, Inc.	9,092	1,484,814
W.R. Berkley Corp.	8,015	508,872
Willis Towers Watson PLC	4,237	885,363
		31,159,325
Health Care 13.2%
Biotechnology 2.1%
AbbVie, Inc.	70,419	10,496,656
Amgen, Inc.	21,347	5,737,220
Biogen, Inc.*	5,722	1,470,611
Gilead Sciences, Inc.	49,734	3,727,066
Incyte Corp.*	7,241	418,313
Moderna, Inc.*	13,190	1,362,395
Regeneron Pharmaceuticals, Inc.*	4,261	3,506,632
Vertex Pharmaceuticals, Inc.*	10,320	3,588,677
		30,307,570
Health Care Equipment & Supplies 2.5%
Abbott Laboratories	69,188	6,700,858
Align Technology, Inc.*	2,834	865,277
Baxter International, Inc.	20,197	762,235
Becton Dickinson & Co.	11,563	2,989,382
Boston Scientific Corp.*	58,335	3,080,088
DENTSPLY SIRONA, Inc.	8,176	279,292
Dexcom, Inc.*	15,586	1,454,174
Edwards Lifesciences Corp.*	24,368	1,688,215
GE HealthCare Technologies, Inc.	15,685	1,067,207
Hologic, Inc.*	9,764	677,621
IDEXX Laboratories, Inc.*	3,325	1,453,923
Insulet Corp.*	2,868	457,417
Intuitive Surgical, Inc.*	14,019	4,097,613
Medtronic PLC	53,080	4,159,349
ResMed, Inc.	5,869	867,849
STERIS PLC	3,935	863,418
Stryker Corp.	13,478	3,683,133
Teleflex, Inc.	1,819	357,270
The Cooper Companies, Inc.	1,965	624,890
Zimmer Biomet Holdings, Inc.	8,326	934,344
		37,063,555
Health Care Providers & Services 3.0%
Cardinal Health, Inc.	10,127	879,226
Cencora, Inc.	6,677	1,201,660
Centene Corp.*	21,589	1,487,050
Cigna Group	11,810	3,378,487
CVS Health Corp.	51,224	3,576,460
DaVita, Inc.*	2,201	208,060
Elevance Health, Inc.	9,408	4,096,431
HCA Healthcare, Inc.	8,022	1,973,252
Henry Schein, Inc.*	5,185	384,986
Humana, Inc.	4,945	2,405,841
Laboratory Corp. of America Holdings	3,518	707,294
McKesson Corp.	5,381	2,339,928
Molina Healthcare, Inc.*	2,304	755,459
Quest Diagnostics, Inc.	4,586	558,850

UnitedHealth Group, Inc.	36,959	18,634,358
Universal Health Services, Inc. "B"	2,454	308,541
		42,895,883
Life Sciences Tools & Services 1.5%
Agilent Technologies, Inc.	11,825	1,322,272
Bio-Rad Laboratories, Inc. "A"*	821	294,287
Bio-Techne Corp.	6,146	418,358
Charles River Laboratories International, Inc.*	1,976	387,257
Danaher Corp.	26,213	6,503,445
Illumina, Inc.*	6,327	868,571
IQVIA Holdings, Inc.*	7,317	1,439,620
Mettler-Toledo International, Inc.*	878	972,885
Revvity, Inc.	4,990	552,393
Thermo Fisher Scientific, Inc.	15,396	7,792,993
Waters Corp.*	2,353	645,216
West Pharmaceutical Services, Inc.	2,975	1,116,250
		22,313,547
Pharmaceuticals 4.1%
Bristol-Myers Squibb Co.	83,412	4,841,233
Catalent, Inc.*	7,150	325,540
Eli Lilly & Co.	31,812	17,087,180
Johnson & Johnson	96,083	14,964,927
Merck & Co., Inc.	101,254	10,424,099
Organon & Co.	10,326	179,259
Pfizer, Inc.	225,381	7,475,888
Viatris, Inc.	46,500	458,490
Zoetis, Inc.	18,376	3,197,056
		58,953,672
Industrials 8.2%
Aerospace & Defense 1.5%
Axon Enterprise, Inc.*	2,749	547,024
Boeing Co.*	22,626	4,336,952
General Dynamics Corp.	9,021	1,993,370
Howmet Aerospace, Inc.	15,736	727,790
Huntington Ingalls Industries, Inc.	1,637	334,897
L3Harris Technologies, Inc.	7,580	1,319,830
Lockheed Martin Corp.	8,923	3,649,150
Northrop Grumman Corp.	5,665	2,493,676
RTX Corp.	58,063	4,178,794
Textron, Inc.	8,075	630,981
TransDigm Group, Inc.*	2,201	1,855,729
		22,068,193
Air Freight & Logistics 0.5%
C.H. Robinson Worldwide, Inc.	4,580	394,476
Expeditors International of Washington, Inc.	5,905	676,890
FedEx Corp.	9,227	2,444,417
United Parcel Service, Inc. "B"	28,876	4,500,902
		8,016,685
Building Products 0.4%
A.O. Smith Corp.	4,902	324,169
Allegion PLC	3,540	368,868
Carrier Global Corp.	33,628	1,856,266
Johnson Controls International PLC	27,111	1,442,576

Masco Corp.	8,848	472,926
Trane Technologies PLC	9,087	1,843,843
		6,308,648
Commercial Services & Supplies 0.5%
Cintas Corp.	3,463	1,665,738
Copart, Inc.*	34,340	1,479,711
Republic Services, Inc.	8,275	1,179,270
Rollins, Inc.	11,201	418,133
Waste Management, Inc.	14,648	2,232,941
		6,975,793
Construction & Engineering 0.1%
Quanta Services, Inc.	5,777	1,080,703
Electrical Equipment 0.6%
AMETEK, Inc.	9,222	1,362,643
Eaton Corp. PLC	15,898	3,390,725
Emerson Electric Co.	22,705	2,192,622
Generac Holdings, Inc.*	2,532	275,887
Rockwell Automation, Inc.	4,597	1,314,144
		8,536,021
Ground Transportation 0.8%
CSX Corp.	80,085	2,462,614
J.B. Hunt Transport Services, Inc.	3,270	616,460
Norfolk Southern Corp.	9,008	1,773,945
Old Dominion Freight Line, Inc.	3,572	1,461,448
Union Pacific Corp.	24,317	4,951,671
		11,266,138
Industrial Conglomerates 0.8%
3M Co.	22,145	2,073,215
General Electric Co.	43,413	4,799,307
Honeywell International, Inc.	26,463	4,888,775
		11,761,297
Machinery 1.8%
Caterpillar, Inc.	20,344	5,553,912
Cummins, Inc.	5,662	1,293,540
Deere & Co.	10,895	4,111,555
Dover Corp.	5,539	772,746
Fortive Corp.	14,087	1,044,692
IDEX Corp.	2,994	622,812
Illinois Tool Works, Inc.	10,921	2,515,215
Ingersoll Rand, Inc.	16,118	1,027,039
Nordson Corp.	2,217	494,768
Otis Worldwide Corp.	16,534	1,327,845
PACCAR, Inc.	20,779	1,766,631
Parker-Hannifin Corp.	5,146	2,004,470
Pentair PLC	6,789	439,588
Snap-on, Inc.	2,097	534,861
Stanley Black & Decker, Inc.	6,215	519,450
Westinghouse Air Brake Technologies Corp.	7,132	757,918
Xylem, Inc.	9,536	868,062
		25,655,104
Passenger Airlines 0.2%
Alaska Air Group, Inc.*	5,116	189,701
American Airlines Group, Inc.*	26,833	343,731
Delta Air Lines, Inc.	25,633	948,421

Southwest Airlines Co.	23,634	639,772
United Airlines Holdings, Inc.*	13,038	551,508
		2,673,133
Professional Services 0.8%
Automatic Data Processing, Inc.	16,434	3,953,692
Broadridge Financial Solutions, Inc.	4,704	842,251
Ceridian HCM Holding, Inc.*	6,345	430,508
Equifax, Inc.	4,893	896,300
Jacobs Solutions, Inc.	4,996	681,954
Leidos Holdings, Inc.	5,390	496,742
Paychex, Inc.	12,832	1,479,914
Paycom Software, Inc.	1,990	515,947
Robert Half, Inc.	4,345	318,402
Verisk Analytics, Inc.	5,757	1,360,034
		10,975,744
Trading Companies & Distributors 0.2%
Fastenal Co.	22,891	1,250,764
United Rentals, Inc.	2,725	1,211,453
W.W. Grainger, Inc.	1,771	1,225,249
		3,687,466
Information Technology 27.2%
Communications Equipment 0.9%
Arista Networks, Inc.*	9,927	1,825,873
Cisco Systems, Inc.	162,538	8,738,043
F5, Inc.*	2,427	391,087
Juniper Networks, Inc.	13,316	370,051
Motorola Solutions, Inc.	6,653	1,811,213
		13,136,267
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. "A"	23,882	2,005,849
CDW Corp.	5,380	1,085,469
Corning, Inc.	30,619	932,961
Keysight Technologies, Inc.*	7,120	942,047
TE Connectivity Ltd.	12,529	1,547,707
Teledyne Technologies, Inc.*	1,875	766,088
Trimble, Inc.*	9,691	521,957
Zebra Technologies Corp. "A"*	2,032	480,629
		8,282,707
IT Services 1.2%
Accenture PLC "A"	25,168	7,729,344
Akamai Technologies, Inc.*	5,955	634,446
Cognizant Technology Solutions Corp. "A"	20,290	1,374,445
DXC Technology Co.*	7,596	158,225
EPAM Systems, Inc.*	2,280	582,973
Gartner, Inc.*	3,158	1,085,120
International Business Machines Corp.	36,332	5,097,380
VeriSign, Inc.*	3,551	719,184
		17,381,117
Semiconductors & Semiconductor Equipment 7.3%
Advanced Micro Devices, Inc.*	64,480	6,629,834
Analog Devices, Inc.	20,012	3,503,901
Applied Materials, Inc.	33,510	4,639,459
Broadcom, Inc.	16,463	13,673,838
Enphase Energy, Inc.*	5,404	649,291
First Solar, Inc.*	4,266	689,343

Intel Corp.	167,087	5,939,943
KLA Corp.	5,454	2,501,532
Lam Research Corp.	5,319	3,333,790
Microchip Technology, Inc.	21,653	1,690,017
Micron Technology, Inc.	43,707	2,973,387
Monolithic Power Systems, Inc.	1,910	882,420
NVIDIA Corp.	98,543	42,865,219
NXP Semiconductors NV	10,286	2,056,377
ON Semiconductor Corp.*	17,063	1,586,006
Qorvo, Inc.*	3,962	378,252
QUALCOMM, Inc.	44,527	4,945,169
Skyworks Solutions, Inc.	6,313	622,399
SolarEdge Technologies, Inc.*	2,308	298,909
Teradyne, Inc.	6,185	621,345
Texas Instruments, Inc.	36,207	5,757,275
		106,237,706
Software 10.0%
Adobe, Inc.*	18,184	9,272,022
ANSYS, Inc.*	3,457	1,028,630
Autodesk, Inc.*	8,581	1,775,495
Cadence Design Systems, Inc.*	10,839	2,539,578
Fair Isaac Corp.*	1,001	869,398
Fortinet, Inc.*	25,869	1,517,993
Gen Digital, Inc.	22,169	391,948
Intuit, Inc.	11,178	5,711,287
Microsoft Corp.	296,401	93,588,616
Oracle Corp.	62,791	6,650,823
Palo Alto Networks, Inc.*	12,216	2,863,919
PTC, Inc.*	4,746	672,413
Roper Technologies, Inc.	4,252	2,059,159
Salesforce, Inc.*	38,863	7,880,639
ServiceNow, Inc.*	8,142	4,551,052
Synopsys, Inc.*	6,069	2,785,489
Tyler Technologies, Inc.*	1,653	638,289
		144,796,750
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc.	586,355	100,389,840
Hewlett Packard Enterprise Co.	51,501	894,572
HP, Inc.	34,545	887,806
NetApp, Inc.	8,466	642,400
Seagate Technology Holdings PLC	7,529	496,538
Western Digital Corp.*	12,589	574,436
		103,885,592
Materials 2.4%
Chemicals 1.7%
Air Products & Chemicals, Inc.	8,855	2,509,507
Albemarle Corp.	4,703	799,698
Celanese Corp.	3,876	486,515
CF Industries Holdings, Inc.	7,700	660,198
Corteva, Inc.	28,572	1,461,743
Dow, Inc.	27,830	1,434,915
DuPont de Nemours, Inc.	18,395	1,372,083
Eastman Chemical Co.	4,889	375,084
Ecolab, Inc.	10,119	1,714,159
FMC Corp.	4,873	326,345
International Flavors & Fragrances, Inc.	10,158	692,471

Linde PLC	19,445	7,240,346
LyondellBasell Industries NV "A"	10,343	979,482
PPG Industries, Inc.	9,433	1,224,403
Sherwin-Williams Co.	9,474	2,416,344
The Mosaic Co.	12,884	458,670
		24,151,963
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,474	1,015,528
Vulcan Materials Co.	5,313	1,073,332
		2,088,860
Containers & Packaging 0.2%
Amcor PLC	58,532	536,153
Avery Dennison Corp.	3,203	585,092
Ball Corp.	12,475	621,006
International Paper Co.	13,554	480,760
Packaging Corp. of America	3,580	549,709
Sealed Air Corp.	5,766	189,471
Westrock Co.	10,555	377,869
		3,340,060
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	57,139	2,130,713
Newmont Corp.	31,934	1,179,961
Nucor Corp.	9,908	1,549,116
Steel Dynamics, Inc.	6,203	665,086
		5,524,876
Real Estate 2.3%
Health Care REITs 0.2%
Healthpeak Properties, Inc.	22,217	407,904
Ventas, Inc.	15,938	671,468
Welltower, Inc.	20,693	1,695,171
		2,774,543
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	28,012	450,153
Industrial REITs 0.3%
Prologis, Inc.	36,847	4,134,602
Office REITs 0.1%
Alexandria Real Estate Equities, Inc.	6,219	622,522
Boston Properties, Inc.	5,846	347,720
		970,242
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	12,352	912,319
CoStar Group, Inc.*	16,389	1,260,150
		2,172,469
Residential REITs 0.3%
AvalonBay Communities, Inc.	5,642	968,957
Camden Property Trust	4,253	402,249
Equity Residential	13,681	803,211
Essex Property Trust, Inc.	2,553	541,466
Invitation Homes, Inc.	22,831	723,514
Mid-America Apartment Communities, Inc.	4,763	612,760
UDR, Inc.	11,985	427,505
		4,479,662

Retail REITs 0.3%
Federal Realty Investment Trust	3,015	273,249
Kimco Realty Corp.	24,240	426,382
Realty Income Corp.	28,260	1,411,304
Regency Centers Corp.	6,640	394,682
Simon Property Group, Inc.	13,085	1,413,573
		3,919,190
Specialized REITs 1.0%
American Tower Corp.	18,586	3,056,468
Crown Castle, Inc.	17,394	1,600,770
Digital Realty Trust, Inc.	12,070	1,460,711
Equinix, Inc.	3,727	2,706,771
Extra Space Storage, Inc.	8,533	1,037,442
Iron Mountain, Inc.	11,548	686,529
Public Storage	6,343	1,671,507
SBA Communications Corp.	4,320	864,734
VICI Properties, Inc.	40,107	1,167,114
Weyerhaeuser Co.	29,146	893,616
		15,145,662
Utilities 2.4%
Electric Utilities 1.6%
Alliant Energy Corp.	10,366	502,233
American Electric Power Co., Inc.	20,626	1,551,488
Constellation Energy Corp.	12,825	1,398,951
Duke Energy Corp.	30,636	2,703,933
Edison International	15,259	965,742
Entergy Corp.	8,539	789,858
Evergy, Inc.	9,029	457,770
Eversource Energy	13,886	807,471
Exelon Corp.	39,860	1,506,309
FirstEnergy Corp.	20,369	696,212
NextEra Energy, Inc.	80,721	4,624,506
NRG Energy, Inc.	9,256	356,541
PG&E Corp.*	83,458	1,346,178
Pinnacle West Capital Corp.	4,631	341,212
PPL Corp.	29,212	688,235
Southern Co.	43,368	2,806,777
Xcel Energy, Inc.	22,000	1,258,840
		22,802,256
Gas Utilities 0.0%
Atmos Energy Corp.	5,918	626,894
Independent Power & Renewable Electricity Producers 0.0%
AES Corp.	26,125	397,100
Multi-Utilities 0.7%
Ameren Corp.	10,378	776,586
CenterPoint Energy, Inc.	25,036	672,217
CMS Energy Corp.	11,494	610,446
Consolidated Edison, Inc.	13,650	1,167,484
Dominion Energy, Inc.	33,493	1,496,132
DTE Energy Co.	8,335	827,499
NiSource, Inc.	16,828	415,315
Public Service Enterprise Group, Inc.	19,925	1,133,932

Sempra	25,224	1,715,989
WEC Energy Group, Inc.	12,578	1,013,158
		9,828,758
Water Utilities 0.1%
American Water Works Co., Inc.	7,749	959,558
Total Common Stocks (Cost $371,175,331)		1,433,722,922

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.0%
U.S. Treasury Obligations
U.S. Treasury Bills, 5.287% (a), 10/26/2023 (b) (Cost $836,925)	840,000	837,041

	Shares	Value ($)

Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 5.36% (c) (Cost $14,247,467)	14,247,467	14,247,467

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $386,259,723)	99.9	1,448,807,430
Other Assets and Liabilities, Net	0.1	792,301
Net Assets	100.0	1,449,599,731
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2023	Value ($) at 9/30/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.25% (c) (d)
350,418	—	350,418 (e)	—	—	143	—	—	—
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 5.36% (c)
6,023,842	222,690,982	214,467,357	—	—	496,882	—	14,247,467	14,247,467
6,374,260	222,690,982	214,817,775	—	—	497,025	—	14,247,467	14,247,467

*	Non-income producing security.
(a)	Annualized yield at time of purchase; not a coupon rate.
(b)	At September 30, 2023, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2023.

REIT: Real Estate Investment Trust

At September 30, 2023, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
S&P 500 E-Mini Index	USD	12/15/2023	74	16,657,135	16,004,350	(652,785)
Currency Abbreviation(s)

USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,433,722,922	$—	$—	$1,433,722,922
Government & Agency Obligations	—	837,041	—	837,041
Short-Term Investments	14,247,467	—	—	14,247,467
Total	$1,447,970,389	$837,041	$—	$1,448,807,430

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(652,785)	$—	$—	$(652,785)
Total	$(652,785)	$—	$—	$(652,785)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Equity Contracts	$(652,785)

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DE500-PH3
R-080548-2 (1/25)